Commitments	12 Months Ended
Dec. 31, 2019
Commitments
Commitments

16. Commitments

Lease Obligations

The Group leases certain office premises under operating leases. The term of each lease agreement varies and may contain renewal options. Rental payments under operating leases are charged to operating expenses on a straight‑line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the year ended December 31, 2017, 2018 and 2019 were US$847,832,  US$1,011,379 and US$1,712,513, respectively.

Future lease payments under operating leases as of December 31, 2019 were as follows:

Year ended December 31	US$
2020	1,480,123
2021	1,434,612
2022	635,678
2023	25,045
Total	3,575,458

The Group did not have other significant capital commitments or significant guarantees as of December 31, 2018 and 2019, respectively.